Annual Total Returns - BlackRock Low Duration Bond Portfolio (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	1.86%
Annual Return 2012	4.84%
Annual Return 2013	0.99%
Annual Return 2014	1.18%
Annual Return 2015	0.48%
Annual Return 2016	1.66%
Annual Return 2017	1.72%
Annual Return 2018	0.85%
Annual Return 2019	4.47%
Annual Return 2020	3.21%